[SHIP LOGO THE VANGUARD GROUP/(R)/]



                                                  P.O.Box2600
                                                  Valley Forge,PA 19482-2600

December 24, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Vanguard Total Bond Market II Index Fund, a series of Vanguard Bond Index Funds (the "Trust")
         File Nos. 33-6001; 811-4681

Commissioners:
     Enclosed is Post-Effective Amendment No. 49 ("Amendment") to the Trust's Registration Statement on Form N-1A, which we are filing under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940. The purpose of the Amendment is to add a new series to the Trust named Vanguard Total Bond Market II Index Fund ("New Fund").
     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act, and will become effective automatically 75 days after filing. As previously discussed with the Staff of the Commission, the Trust and its distributor, Vanguard Marketing Corporation, by separate correspondence (enclosed), are requesting an accelerated effective date of Friday, January 9, 2009, pursuant to Rule 461(a) under the 1933 Act.
     The New Fund is virtually identical to Vanguard Total Bond Market Index Fund, an existing series of the Trust. The New Fund will serve as an investment vehicle for Vanguard Target Retirement and LifeStrategy Funds, as well as certain trusts and account managed by Vanguard; the New Fund will not be available to other investors.
     We appreciate the Staff's assistance and thank you for your consideration. Please contact me at (610) 503-2398 with any questions or comments.


Sincerely,
/s/ Barry A. Mendelson

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission

                                       [SHIP LOGO THE VANGUARD GROUP/(R)/]



                                                  P.O.Box2600
                                                  Valley Forge,PA 19482-2600

December 24, 2008

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:     Vanguard Bond Index Funds
         File No. 33-6001
         Post-Effective Amendment No. 49
         Rule 461(a) Request for Acceleration


Commissioners:
Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Bond Index Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the Trust's registration statement on Form N-1A be accelerated to Friday, January 9, 2009. Post-Effective Amendment No. 49 was filed today, December 24, 2008. Please contact Barry Mendelson at (610) 503-2398 with any questions or comments.


Sincerely,

VANGUARD BOND INDEX FUNDS

/s/ F. William McNabb by Heidi Stam
----------------------------------

Name: F. William McNabb III (Heidi Stam)*
Title: Chief Executive Officer and President

VANGUARD MARKETING CORPORATION, Distributor

 /s/ Michael Kimmel
----------------------------------
Name: Michael Kimmel
Title: Secretary

*By Power of Attorney filed herewith.

cc: Christian Sandoe, Esq.
    U.S.               Securities and Exchange Commission